Retirement Plans (Future Benefit Payments Related To Our Defined Benefit Plans) (Details) $ in Millions	Apr. 30, 2015 USD ($)
Retirement Plans [Abstract]
Fiscal 2016	$ 2.2
Fiscal 2017	2.1
Fiscal 2018	2.5
Fiscal 2019	2.2
Fiscal 2020	2.5
Fiscal 2021 through 2025	14.1
Total	$ 25.6